Financial assets - Disclosure of reconciliation of changes in loss allowance (Details) - Financial assets at amortised cost - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment losses charged to income for the period	€ 7,314	€ 7,005
Impairment losses charged to income	14,514	12,720
Impairment losses reversed with a credit to income	(7,200)	(5,715)
Write-off of impaired balances against recorded impairment allowance	(6,780)	(6,439)
Exchange differences and other	(1,774)	(701)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	22,326	22,950
Impairment allowance at end of year	21,086	22,815
Impaired assets | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	13,607	14,429
Other assets | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	7,479	8,386
Individually calculated | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	2,628	2,964
Collectively calculated | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	€ 18,458	€ 19,851